Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000102799
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class A
Trading Symbol	SQMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 225,667,347
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 454,575
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	225,667,347
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	454,575
Modified Duration to Worst	6.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

C000102801
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class C
Trading Symbol	SQMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.60%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
AssetsNet	$ 225,667,347
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 454,575
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	225,667,347
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	454,575
Modified Duration to Worst	6.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

C000102802
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class S
Trading Symbol	SCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$30	0.60%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 225,667,347
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 454,575
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	225,667,347
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	454,575
Modified Duration to Worst	6.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

C000223772
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	DMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 225,667,347
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 454,575
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	225,667,347
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	454,575
Modified Duration to Worst	6.0 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.